GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 430,183	$ 354,310	$ 584,384	$ 350,866	$ 784,493	$ 935,250	$ 1,820,528	$ 2,660,566
Net cash used in operations					241,786	572,342	935,118	1,105,251
Working capital deficit	4,136,980				4,136,980		3,767,341
Stockholders' deficit	4,158,759	$ 4,108,085	$ 3,563,599	$ 2,989,259	4,158,759	$ 3,563,599	3,779,059	3,117,179	$ 3,023,649
Accumulated deficit	$ 67,482,713				$ 67,482,713		$ 66,698,220	$ 64,684,732